Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.5%
Security	Principal Amount (000's omitted)	Value
Housing — 0.5%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$1,003	$ 959,626
Total Tax-Exempt Mortgage-Backed Securities (identified cost $952,996)		$ 959,626

Tax-Exempt Municipal Obligations — 100.5%
Security	Principal Amount (000's omitted)	Value
Education — 2.9%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 98,125
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	22,600
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,401,274
4.00%, 4/1/44	1,500	1,474,530
University of California, 5.00%, 5/15/40	2,500	2,868,950
		$ 5,865,479
Electric Utilities — 2.0%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,044,908
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/38	2,500	2,900,375
		$ 3,945,283
Escrowed/Prerefunded — 1.6%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,247,830
		$ 3,247,830
General Obligations — 19.8%
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	$1,250	$ 1,136,400
California, 4.00%, 9/1/43	1,830	1,863,123
Chicago Board of Education, IL:
5.00%, 12/1/42	390	389,973
5.00%, 12/1/44	2,000	2,010,760
Chicago, IL, 5.00%, 1/1/39	1,400	1,447,796
District of Columbia, 4.00%, 2/1/46	3,045	2,961,019
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Falls Church, VA, 3.00%, 7/15/42	$2,295	$ 1,951,897
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/53	3,000	3,224,790
Illinois:
4.00%, 11/1/40	1,000	965,670
5.00%, 5/1/35	2,000	2,000,500
5.50%, 5/1/39	205	224,530
5.50%, 3/1/42	2,300	2,547,296
5.75%, 5/1/45	210	228,194
New York, NY:
4.00%, 9/1/46	2,000	1,972,180
4.00%, 4/1/50	2,000	1,956,980
Northwest Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	3,000	2,914,980
Palo Alto Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	1,250	1,128,613
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	2,000	1,895,800
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,934,100
		$ 39,754,601
Hospital — 8.9%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$2,500	$ 2,619,100
5.00%, 4/1/52	2,500	2,588,950
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,014,910
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,065,690
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,764,428
5.00%, 6/1/37	1,000	1,007,450
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	635	620,001
Harris County Health Facilities Development Corp., TX, (Methodist Hospital), 4.75%, 12/1/41(1)	600	600,000
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,010	1,059,904
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,110	1,099,577
South Broward Hospital District, FL, (South Broward Hospital District Obligated Group), 4.00%, 5/1/48	365	348,966
		$ 17,788,976

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 2.8%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,034,737
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,495	2,543,129
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	514,520
5.00%, 7/1/42	1,250	1,275,700
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	285	285,000
		$ 5,653,086
Insured - Education — 1.9%
University of Oklahoma, (BAM), 5.00%, 7/1/44	$1,720	$ 1,885,825
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	1,918,280
		$ 3,804,105
Insured - Electric Utilities — 1.2%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,402,933
		$ 2,402,933
Insured - General Obligations — 3.4%
Little Rock School District, AR, (BAM), 4.00%, 2/1/49(3)	$2,000	$ 1,936,660
McCamey Independent School District, TX, (AGM), 4.00%, 2/15/53	3,500	3,297,840
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,500,390
		$ 6,734,890
Insured - Lease Revenue/Certificates of Participation — 3.4%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,836,715
		$ 6,836,715
Insured - Other Revenue — 0.6%
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	$1,155	$ 1,118,387
		$ 1,118,387
Insured - Special Tax Revenue — 7.8%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,527,798
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	$6,000	$ 6,326,880
(NPFG), 5.50%, 1/1/30	2,565	2,859,667
		$ 15,714,345
Insured - Transportation — 9.4%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,383,780
North Texas Tollway Authority, (AGC), 0.00%, 1/1/35	5,000	3,444,900
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	12,071,840
		$ 18,900,520
Insured - Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/33	$565	$ 565,429
(AGM), 5.00%, 7/1/35	280	280,213
(AGM), 5.00%, 7/1/37	565	565,430
		$ 1,411,072
Lease Revenue/Certificates of Participation — 4.8%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,000	$ 1,033,210
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,344,480
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	2,500	2,560,450
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,665	1,698,700
		$ 9,636,840
Other Revenue — 3.5%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$1,600	$ 1,477,184
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	790,965
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,774,473
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(2)	1,200	480,000
Kentucky Public Energy Authority, Gas Supply Revenue, 5.00% to 8/1/32 (Put Date), 1/1/55	940	993,289
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,589,820
		$ 7,105,731

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 3.4%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(4)	$90	$ 88,544
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,180	987,884
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(4)	265	250,783
5.625%, 7/1/46(4)	360	337,374
5.75%, 7/1/54(4)	775	717,859
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	968,060
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,666,629
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(4)	1,730	1,743,788
		$ 6,760,921
Special Tax Revenue — 12.5%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$2,500	$ 2,392,925
Detroit Downtown Development Authority, MI, (Catalyst Development), 5.00%, 7/1/48	2,500	2,620,575
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 4.00%, 7/1/51	1,405	1,363,567
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,680,300
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	1,009,080
4.00%, 5/1/45	1,380	1,359,424
5.00%, 11/1/46(5)	2,000	2,170,580
New York State Urban Development Corp., Personal Income Tax Revenue, Green Bonds, 4.00%, 3/15/50	2,445	2,377,151
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	1,000	986,170
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,058,805
5.00%, 7/1/58	2,817	2,817,592
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,144,260
		$ 24,980,429
Transportation — 6.1%
Atlanta, GA, Airport Revenue, Green Bonds, 5.00%, 7/1/48	$2,000	$ 2,175,340
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(5)	2,000	2,180,120
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	$2,000	$ 2,190,100
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	225	231,048
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,094,450
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	2,400	2,346,816
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,530,435
Texas Transportation Commission, 0.00%, 8/1/40	1,000	473,340
		$ 12,221,649
Water and Sewer — 3.8%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	$4,500	$ 4,505,040
4.00%, 6/15/51	2,000	1,934,820
5.25%, 6/15/52(5)	1,000	1,096,400
		$ 7,536,260
Total Tax-Exempt Municipal Obligations (identified cost $195,116,716)		$201,420,052
Total Investments — 101.0% (identified cost $196,069,712)		$202,379,678
Other Assets, Less Liabilities — (1.0)%		$ (1,979,554)
Net Assets — 100.0%		$200,400,124
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(2)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy and is non-income producing.
(3)	When-issued security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $3,138,348 or 1.6% of the Fund's net assets.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

At June 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	17.2%
New York	12.2%
California	11.7%
Others, representing less than 10% individually	59.9%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 24.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 11.6% to 16.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund

The Fund did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 959,626	$ —	$ 959,626
Tax-Exempt Municipal Obligations	—	201,420,052	—	201,420,052
Total Investments	$ —	$202,379,678	$ —	$202,379,678
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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